CASH AND CASH EQUIVALENTS (Narrative) (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Guaranteed investment certificates [Member]
Cash and cash equivalent [line items]
Weighted average interest rate of cash & cash equivalent	2.38%	3.54%